U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

November 24, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:          TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Geneva Advisors All Cap Growth Fund (S000015087)
Geneva Advisors Equity Income Fund (S000028772)
Geneva Advisors International Growth Fund (S000040834)
Geneva Advisors Small Cap Opportunities Fund (S000043625)
Geneva Advisors Emerging Markets Fund (S000047359)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund, Geneva Advisors International Growth Fund, Geneva Advisors Small Cap Opportunities Fund and Geneva Advisors Emerging Markets Fund (each, a “Fund”, and collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated November 19, 2014, and filed electronically as Post-Effective Amendment No. 470 to the Fund’s Registration Statement on Form N-1A on November 18, 2014.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC